Income Taxes	12 Months Ended
Aug. 31, 2020
Income Taxes [Abstract]
Income Taxes
22	Income Taxes

The reconciliation of the income tax provision (recovery) calculated using the combined Canadian federal and provincial statutory income tax rate with the income tax provision in the consolidated financial statements is as follows:

	Years ended August 31,
	2020	2019	2018

Income tax provision (recovery) at combined Canadian federal and provincial statutory tax rate (27%)	$(950)	$774	$(1,775)

Increase (decrease) due to:
Foreign income/loss taxed at different rates	540	13	452
Non-deductible loss (non-taxable income)	(457)	10	(69)
Non-deductible expenses	697	594	1,285
Change in tax rates	–	–	167
Effect of the US tax reform (1)	–	–	1,528
Foreign exchange effect of translation of foreign subsidiaries in the functional currency	732	63	(16)
Recognition of previously unrecognized deferred income tax assets	(506)	(2,383)	(560)
Utilization of previously unrecognized deferred income tax assets	(13)	(964)	(627)
Unrecognized deferred income tax assets on temporary deductible differences and unused tax losses	5,369	5,761	6,100
Other	610	1,478	(807)
Income tax provision for the year	$6,022	$5,346	$5,678

(1)
On December 22, 2017, the US tax reform (“Tax Cuts and Jobs Act”) was substantively enacted and reduces the maximum corporate income tax rate from 35% to 21%, effective January 1, 2018. Based on management’s estimate of deferred tax assets expected to be used in fiscal 2018 and beyond against taxable income in the United States, the company recorded a deferred income tax expense of $1,528,000 in the consolidated statement of earnings for the year ended August 31, 2018 to account for the effect of this substantively enacted tax rate.

	Years ended August 31,
	2020	2019	2018

The income tax provision consists of the following:

Current
Current income taxes	$5,365	$7,449	$4,310

Deferred
Deferred income taxes relating to the origination and reversal of temporary differences	(4,193)	(4,517)	(3,545)
Benefit arising from previously unrecognized tax losses and deductible temporary differences	(506)	(2,383)	(560)
Utilization of previously unrecognized deferred income tax assets	(13)	(964)	(627)
	(4,712)	(7,864)	(4,732)

Unrecognized deferred income tax assets on temporary deductible differences and unused tax losses	5,369	5,761	6,100
	657	(2,103)	1,368
Income tax provision for the year	$6,022	$5,346	$5,678

The changes in deferred income tax assets and liabilities for the year ended August 31, 2019 are as follows:

	Balance as at September 1, 2018	Credited (charged) to the statement of earnings	Credited (charged) to shareholders’ equity	Foreign currency translation adjustment	Balance as at August 31, 2019

Deferred income tax assets
Long-lived assets	$1,925	$2,695	$–	$(52)	$4,568
Provisions and accruals	3,963	446	67	15	4,491
Deferred revenue	2,716	490	–	(36)	3,170
Research and development expenses	2,524	(149)	–	(45)	2,330
Losses carried forward	5,073	(2,751)	–	(176)	2,146

Deferred income tax liabilities
Long-lived assets	(6,461)	1,710	–	345	(4,406)
Research and development tax credits	(10,936)	(338)	–	198	(11,076)
Total	$(1,196)	$2,103	$67	$249	$1,223

Classified as follows:
Deferred income tax assets	$4,714				$4,821
Deferred income tax liabilities	(5,910)				(3,598)
	$(1,196)				$1,223

The changes in deferred income tax assets and liabilities for the year ended August 31, 2020 are as follows:

	Balance as at September 1, 2019	Credited (charged) to the statement of earnings	Credited (charged) to shareholders’ equity	Foreign currency translation adjustment	Balance as at August 31, 2020

Deferred income tax assets
Long-lived assets	$4,568	$(804)	$–	$71	$3,835
Provisions and accruals	4,491	(387)	(578)	75	3,601
Deferred revenue	3,170	104	–	50	3,324
Research and development expenses	2,330	(47)	–	44	2,327
Losses carried forward	2,146	(616)	–	7	1,537

Deferred income tax liabilities
Long-lived assets	(4,406)	1,003	–	(154)	(3,557)
Research and development tax credits	(11,076)	90	–	(208)	(11,194)
Total	$1,223	$(657)	$(578)	$(115)	$(127)

Classified as follows:
Deferred income tax assets	$4,821				$3,633
Deferred income tax liabilities	(3,598)				(3,760)
	$1,223				$(127)

Unrecognized deferred income tax assets on temporary deductible differences and unused tax losses are as follows:

	As at August 31,
	2020	2019

Temporary deductible differences	$163	$241
Losses carried forward	46,289	39,721
	$46,452	$39,962

As at August 31, 2020, the year of expiry of operating losses for which no deferred income tax assets were recognized in the consolidated balance sheet are as follows, presented by tax jurisdiction:

Year of expiry	Finland	France	Spain	United States	United Kingdom

2021	$6,865	$–	$–	$1,074	$–
2022	11,902	–	–	7,435	–
2023	7,711	–	–	1,972	–
2024	5,953	–	–	1,351	–
2025	7,421	–	–	1,351	–
2026	254	–	–	1,351	–
2027	1,542	–	–	1,351	–
2028	–	–	–	2,447	–
2030	1,516	–	–	2,713	–
2031	–	–	–	109	–
2033	–	–	–	4,681	–
2034	–	–	–	4,851	–
2035	–	–	–	2,616	–
2036	–	–	–	8,501	–
2037	–	–	–	9,660	–
2038	–	–	–	7,997	–
Indefinite	–	58,516	6,414	–	8,267
	$43,164	$58,516	$6,414	$59,460	$8,267

Furthermore, as at August 31, 2020, the company had available capital losses in Canada amounting to $50,081,000 (CA$65,311,000) at the federal level and $53,436,000 (CA$69,686,000) at the provincial level for which no deferred income tax assets were recognized. These losses can be carried forward indefinitely against capital gains.

As at August 31, 2020, non-refundable research and development tax credits recognized in the consolidated balance sheet amounted to $39,252,000. In order to recover these non-refundable research and development tax credits, the company needs to generate approximately $261,000,000 (CA$341,000,000) in pre-tax earnings at the Canadian federal level. To generate this level of pre-tax earnings at the Canadian federal level over the estimated recovery period of 16 years, the company must generate a pre-tax earnings compound annual growth rate (CAGR) of 2%, which the company believes is probable. The company’s non-refundable research and development tax credits can be carried forward over a 20‑year period.

As at August 31, 2020, no income taxes were recognized on taxable temporary differences of $25,714,000; such taxes would be payable on the unremitted earnings of certain of the company’s subsidiaries, as the company has determined that:

(1)	Undistributed profits of its foreign subsidiaries will not be distributed in the foreseeable future; and
(2)	Undistributed profits of its domestic subsidiaries will not be taxable when distributed.